SHARE-BASED COMPENSATION (Stock Options) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			0 Months Ended							1 Months Ended			8 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2012	Apr. 02, 2013	Mar. 22, 2013	May 17, 2013	Aug. 30, 2013	Dec. 02, 2013	May 19, 2014 item	Oct. 25, 2013	Dec. 31, 2011	Sep. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Dec. 31, 2011 item	Dec. 29, 2014	Dec. 28, 2012	Jan. 31, 2008 item	Oct. 15, 2009	Apr. 05, 2012
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Weighted average exercise price (in dollars per share)	$ 0.36
Cash proceeds from early exercise of options	$ 2,514	$ 2,913	$ 1,898
Closing stock price of ordinary shares (in dollars per share)	$ 0.84	$ 1.02	$ 1.15			1.15
Intrinsic value of options exercised	7,451	15,964	14,848
Awards vesting on May 1, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage				25.00%	25.00%
Awards vested at the end of each calendar month after May 1, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage				75.00%	75.00%
Proportion of vesting of remaining awards					0.028
Awards vested at the end of each calendar month after June 14, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Proportion of vesting of remaining awards					0.028
Awards vesting on December 31, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage						25.00%
Awards vesting on December 31, 2013 [Member] | Game [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage							25.00%
Awards vested at the end of each calendar month after December 31, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage						75.00%
Proportion of vesting of remaining awards						0.028
Awards vesting on March 21, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage								25.00%
Awards vested at the 21st day of each calendar month after March 21, 2014 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage								75.00%
Proportion of vesting of remaining awards								0.028
Awards vested at the last day of each calendar month subsequent to January 1, 2014 through the end of the fourth year [Member] | Game [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage							75.00%
Proportion of vesting of remaining awards							0.028
Awards vesting on May 16, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage									25.00%
Awards vested at the 16th day of each calendar month after May 16, 2014 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage									75.00%
Proportion of vesting of remaining awards									0.028
Awards vesting on August 30, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage										25.00%
Awards vested at the 16th day of each calendar month after August 30, 2014 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage										75.00%
Proportion of vesting of remaining awards										0.028
Awards vesting on December 2, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											25.00%
Awards vested at the 1st day of each calendar month after December 2, 2014 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											75.00%
Proportion of vesting of remaining awards											0.028
Awards vested at the 1st day of each calendar month after May 19, 2015 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Proportion of vesting of remaining awards												0.028
Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting period																4 years	4 years
Cancelled granted employees in Nuomi (in shares)	15,247,071	8,852,585											187,600
Weighted average exercise price (in dollars per share)													$ 1.15
Options granted to employees, management and external advisors (in shares)	69,593,691	27,912,500		300,000	300,000	3,503,400		9,867,000	3,060,000	600,000	2,755,500			1,639,107	519,000	12,608,500	3,980,630
Exercise price of awards granted (in dollars per share)	$ 0.87	$ 0.57		1.486	2.03	1.1		0.983	0.95	1.087	0.94			$ 1.1	$ 1.76	$ 1.2	$ 1.80
Stock options [Member] | Game [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)							11,630,000
Exercise price of awards granted (in dollars per share)							0.01
Stock options [Member] | Awards vesting at the end of first year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																	50.00%
Stock options [Member] | Awards vested on grant date [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																	100.00%
Stock options [Member] | Awards vested over two years [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting period																	2 years
Stock options [Member] | Awards vested over Four Years vest at end of first year. [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																	25.00%
Stock options [Member] | Awards vested at each of the monthly anniversary for the grant date from the second year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Proportion of vesting of remaining awards																	0.042
Stock options [Member] | Awards vested at each of the monthly anniversary for the grant date from the second year through the fourth years [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																	75.00%
Proportion of vesting of remaining awards																	0.028
Stock options [Member] | Awards vesting at each of the monthly anniversary of the grant date since December 31, 2011 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																75.00%
Proportion of vesting of remaining awards																		0.028
Stock options [Member] | Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage															75.00%
Proportion of vesting of remaining awards															0.028
Stock options [Member] | Awards vested on various defined vesting commencement date [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage															25.00%
Stock options [Member] | Awards vested on December 31, 2011 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																25.00%
60,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)														60,000
60,000 share options [Member] | Awards vested on November 9, 2012 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage												25.00%		25.00%
60,000 share options [Member] | Awards vested at ninth day of each calendar month after November 9, 2012 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage												75.00%		75.00%
Proportion of vesting of remaining awards														0.028
1,579,107 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)														1,579,107
1,579,107 share options [Member] | Awards vested on December 31, 2012 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage														25.00%
1,579,107 share options [Member] | Awards vested at end of each calendar month after December 31, 2012 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage														75.00%
Proportion of vesting of remaining awards														0.028
34,796,847 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)												34,796,847
Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Percantage of options to be forfeited on May 19, 2017 unless the average closing price of one ADS for specific period is US$6.00 or higher												100.00%
Number of days for calculation of average closing price of one ADS												30 days
Minimum average closing price of one ADS for specific period												6.00
Options granted to employees, management and external advisors (in shares)												69,593,691
Exercise price of awards granted (in dollars per share)												1.097
Share-based compensation expenses from continuing operations	19,059	13,788	8,966
Share-based compensation expenses from discontinued operations		649	282
Modified stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS)																			$ 0.873	$ 4.00
Exercise price of the outstanding share options granted after modification (in dollars per ADS)																			$ 0.873	$ 3.30
Outstanding options eligible for modification (in shares)			27,480,309
Total incremental cost			4,281																6,350
Share-based compensation expense	1,063	1,063	949																3,678
2006 Plan [Member] | Stock options [Member] | Batch I awards vesting monthly from second year to fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Proportion of vesting of remaining awards																					0.028
2008 Plan [Member] | Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)																					60,312,000
Number of batches for option grants																					2
Award vesting period																					4 years
Options expiry term from the date of grant																					10 years
Options granted to employees, management and external advisors (in shares)																					60,312,000
2008 Plan [Member] | Stock options [Member] | Batch I awards vested on first anniversary [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																					25.00%
2009 Plan [Member] | Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)																						39,064,000
Award vesting period																						3 years
Options expiry term from the date of grant																						10 years
Options granted to employees, management and external advisors (in shares)																						39,064,000
2009 Plan [Member] | Stock options [Member] | Awards vested on grant date [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																						25.00%
2009 Plan [Member] | Stock options [Member] | Awards vest evenly each subsequent calendar month through three years [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																						75.00%
2011 share incentive plan [Member] | Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)																							24,636,000
Exercise price of awards granted (in dollars per share)																							$ 1.82
Grant day fair value of the options																							$ 26,638
Period over which grant day fair value will be recognized																							4 years
2011 share incentive plan [Member] | 24,300,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)																							24,300,000
2011 share incentive plan [Member] | 24,300,000 share options [Member] | Awards vested on April 4, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																							25.00%
2011 share incentive plan [Member] | 24,300,000 share options [Member] | Award vested at fourth day of each calendar month after April 4, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																							75.00%
Proportion of vesting of remaining awards																							0.028
2011 share incentive plan [Member] | 240,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)																							240,000
2011 share incentive plan [Member] | 240,000 share options [Member] | Awards vested on February 28, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																							25.00%
2011 share incentive plan [Member] | 240,000 share options [Member] | Awards vested at end of each calendar month after February 28, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																							75.00%
Proportion of vesting of remaining awards																							0.028
2011 share incentive plan [Member] | 90,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)																							90,000
2011 share incentive plan [Member] | 90,000 share options [Member] | Awards vested on January 8, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																							25.00%
2011 share incentive plan [Member] | 90,000 share options [Member] | Awards vested at the eighth day of each calendar month after January 8, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																							75.00%
Proportion of vesting of remaining awards																							0.028
2011 share incentive plan [Member] | 6,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)																							6,000
2011 share incentive plan [Member] | 6,000 share options [Member] | Awards vested on March 18, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																							25.00%
2011 share incentive plan [Member] | 6,000 share options [Member] | Awards vested at the eighteenth day of each calendar month after March 18, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																							75.00%
Proportion of vesting of remaining awards																							0.028